RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

18. RELATED PARTY TRANSACTIONS

On April 12, 2018, the Board of Directors of the Company approved to repurchase 288,240 unvested share options from BlueCity Media Limited, which is controlled by Mr. Baoli Ma, founder, Chairman and Chief Executive Officer of the Company, with consideration of US$8 million. US$7 million was paid in the year of 2018, and the remaining US$1 million (equivalent to RMB6,898,800) was paid in the year of 2019.

During the year ended December 31, 2019, the Group provided interest free loans in the amount of RMB8.0 million to Mr. Baoli Ma. All the loans were repaid by Mr. Baoli Ma during the year ended December 31, 2019.

On April 3, 2020, the Company made a payment of RMB4,722,814 on behalf of Mr. Baoli Ma, founder, Chairman and Chief Executive Officer of the Company. All the amount was repaid by Mr. Baoli Ma on August 19, 2020.

Mr. Baoli Ma, founder, Chairman and Chief Executive Officer of the Company, subscribed for, through BlueCity Media Limited, and were allocated by the underwriters, an aggregate of 312,500 American depositary shares (the “ADSs”), which represents 156,250 Class A Ordinary Shares, in the Company’s initial public offering at the initial public offering price and on the same terms as the other ADSs being offered, for consideration of US$5.0 million (equivalent to RMB35,103,500).